TAX CHARGE (CREDIT) - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Applicable tax rate	17.60%	2.40%	40.90%